Schedule of Accounts Payable and Accrued Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Trade accounts payable	€ 5,641	€ 5,156
Notes payable	457	349
Total	€ 6,098	€ 5,505